Components of Other (Income)/Deductions-Net (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Income and Expenses [Abstract]
Weighted average effective interest rate on Wyeth/FDAH-related acquisition debt		5.30%		5.10%		5.10%
Intangible asset impairments	$ 1	$ 5	[1]	$ 69	[1]
Income from a favorable legal settlement		14
Change in estimate for an environmental-related reserve		(7)
Litigation-related charges		2
Developed Technology Rights
Other Income and Expenses [Abstract]
Intangible asset impairments		2
Trademarks
Other Income and Expenses [Abstract]
Intangible asset impairments		1
Patented Technology
Other Income and Expenses [Abstract]
Intangible asset impairments		2
In Process Research And Development
Other Income and Expenses [Abstract]
Intangible asset impairments				17
Parasiticides technology as a result of declining gross margins and increased competition
Other Income and Expenses [Abstract]
Intangible asset impairments				30
Equine influenza and tetanus technology due to third-party supply issues
Other Income and Expenses [Abstract]
Intangible asset impairments				12
Genetic testing services that did not find consumer acceptance
Other Income and Expenses [Abstract]
Intangible asset impairments				$ 10

[1]	In 2012, the asset impairment charges include (i) approximately $2 million of finite-lived companion animal developed technology rights; (ii) approximately $1 million of finite-lived trademarks related to genetic testing services; and (iii) approximately $2 million of finite-lived patents related to poultry technology. The asset impairment charges for 2012 reflect, among other things, loss of revenues as a result of negative market conditions and, with respect to the poultry technology, a re-assessment of economic viability. In 2011, the asset impairment charges include (i) approximately $30 million of finite-lived intangible assets related to parasiticides technology as a result of declining gross margins and increased competition; (ii) approximately $12 million of finite-lived intangible assets related to equine influenza and tetanus technology due to third-party supply issues; (iii) approximately $10 million of finite-lived intangible assets related to genetic testing services that did not find consumer acceptance; and (iv) approximately $17 million related to in-process research and development projects (acquired from Vetnex in 2010 and from FDAH in 2009), as a result of the termination of the development programs due to a re-assessment of economic viability.